Pioneer ILS Interval Fund
Schedule of Investments  |  July 31, 2023

Ticker Symbol: XILSX

Schedule of Investments  |  7/31/23
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 97.7% of Net Assets#
	Event Linked Bonds — 16.9%
	Earthquakes – Chile — 0.1%
750,000(a)	International Bank for Reconstruction & Development, 10.061%, (SOFR + 475 bps), 3/31/26 (144A)	$ 767,175
	Flood – U.S. — 3.0%
5,000,000(a)	FloodSmart Re, 17.239%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 4,873,000
9,950,000(a)	FloodSmart Re, 18.989%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	9,621,650
2,450,000(a)	FloodSmart Re, 21.659%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	2,522,030
3,000,000(a)	FloodSmart Re, 22.739%, (3 Month U.S. Treasury Bill + 1,733 bps), 3/1/24 (144A)	2,439,000
750,000(a)	FloodSmart Re, 26.909%, (1 Month U.S. Treasury Bill + 2,150 bps), 3/11/26 (144A)	759,000
		$20,214,680

	Health – U.S. — 0.2%
1,000,000(a)	Vitality Re XIV, 8.909%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	$ 1,023,200
	Multiperil – Japan — 0.1%
500,000(a)	Umigame Re Pte, 10.099%, (3 Month U.S. Treasury Bill + 475 bps), 4/7/25 (144A)	$ 486,600
	Multiperil – U.S. — 3.8%
1,250,000(a)	Blue Halo Re, 15.159%, (3 Month U.S. Treasury Bill + 975 bps), 2/24/25 (144A)	$ 1,167,875
1,800,000(a)	Bonanza Re, 10.256%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	1,673,640
2,944,000(a)	Caelus Re VI, 10.789%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	2,853,619
3,000,000(a)	Four Lakes Re, 15.569%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	2,939,100
350,000(a)	Hypatia Re, 14.909%, (3 Month U.S. Treasury Bill + 950 bps), 4/8/26 (144A)	357,770
4,000,000(a)	Matterhorn Re, 13.00%, (SOFR + 775 bps), 3/24/25 (144A)	3,828,400
1,000,000(a)	Merna Re II, 13.159%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	990,800
1Pioneer ILS Interval Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
2,250,000(a)	Residential Re, 13.649%, (3 Month U.S. Treasury Bill + 824 bps), 12/6/24 (144A)	$ 2,177,100
4,500,000(a)	Residential Re, 17.319%, (3 Month U.S. Treasury Bill + 1,191 bps), 12/6/25 (144A)	4,283,100
2,500,000(a)	Residential Re, 17.799%, (3 Month U.S. Treasury Bill + 1,239 bps), 12/6/23 (144A)	2,380,750
3,000,000(a)	Sanders Re II, 9.659%, (3 Month U.S. Treasury Bill + 425 bps), 4/7/24 (144A)	2,944,800
250,000(a)	Sanders Re III, 11.159%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	245,975
		$25,842,929

	Multiperil – U.S. & Canada — 5.5%
500,000(a)	Kilimanjaro III Re, 9.969%, (3 Month U.S. Treasury Bill + 456 bps), 4/20/26 (144A)	$ 472,000
2,250,000(a)	Kilimanjaro III Re, 17.769%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	2,135,475
2,250,000(a)	Kilimanjaro III Re, 17.769%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	2,095,425
250,000(a)	Matterhorn Re, 10.949%, (SOFR + 575 bps), 12/8/25 (144A)	223,450
1,750,000(a)	Mona Lisa Re, 12.409%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,677,375
2,000,000(a)	Mona Lisa Re, 17.909%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	2,152,000
12,000,000(a)	Mystic Re IV, 11.539%, (3 Month U.S. Treasury Bill + 613 bps), 1/8/25 (144A)	11,270,400
4,650,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,160 bps), 1/8/25 (144A)	4,380,765
7,000,000(a)	Mystic Re IV, 15.159%, (3 Month U.S. Treasury Bill + 975 bps), 1/8/24 (144A)	6,820,800
2,500,000(a)	Tailwind Re, 12.159%, (3 Month U.S. Treasury Bill + 675 bps), 1/8/25 (144A)	2,397,250
1,500,000(a)	Tailwind Re, 14.159%, (3 Month U.S. Treasury Bill + 875 bps), 1/8/25 (144A)	1,408,200
2,500,000(a)	Tailwind Re, 17.159%, (3 Month U.S. Treasury Bill + 1,175 bps), 1/8/25 (144A)	2,379,500
511,000(a)	Vista Re, 11.769%, (3 Month U.S. Treasury Bill + 636 bps), 5/21/24 (144A)	500,627
		$37,913,267

	Multiperil – U.S. Regional — 0.5%
4,000,000(a)	Matterhorn Re, 10.409%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	$ 3,280,000
Pioneer ILS Interval Fund |  | 7/31/232

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — 1.2%
7,000,000(a)	First Coast Re III Pte, 11.529%, (3 Month U.S. Treasury Bill + 618 bps), 4/7/25 (144A)	$ 6,617,800
250,000(a)	Integrity Re II Pte, 6.127%, (3 Month USD LIBOR + 50 bps), 4/12/28 (144A)	150,000
1,750,000(a)	Merna Re II, 10.909%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	1,644,650
		$8,412,450

	Windstorm – Japan — 0.7%
4,750,000(a)	Sakura Re, 7.659%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$ 4,665,450
	Windstorm – North Carolina — 0.1%
1,000,000(a)	Cape Lookout Re, 10.409%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 942,800
	Windstorm – U.S. — 1.0%
1,300,000(a)	Alamo Re, 13.909%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 1,311,700
1,250,000(a)	Bonanza Re, 11.159%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	875,000
2,000,000(a)	Cape Lookout Re, 11.909%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	2,021,000
2,700,000(a)	Merna Re II, 15.659%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	2,796,390
		$7,004,090

	Windstorm – U.S. Multistate — 0.1%
1,000,000(a)	Gateway Re, 15.386%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	$ 998,500
	Windstorm – U.S. Regional — 0.1%
1,000,000(a)	Citrus Re, 14.386%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/26 (144A)	$ 997,600
	Winterstorm – Florida — 0.5%
1,000,000(a)	Integrity Re, 17.409%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,014,600
2,000,000(a)	Lightning Re, 16.409%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	2,055,600
		$3,070,200

	Total Event Linked Bonds	$115,618,941

3Pioneer ILS Interval Fund |  | 7/31/23

Face Amount USD ($)		Value
	Collateralized Reinsurance — 17.0%
	Multiperil – Massachusetts — 0.1%
750,000(b)(c)+	Portsalon Re 2022, 5/31/28	$ 687,690
	Multiperil – U.S. — 6.9%
6,410,084(b)(c)+	Ballybunion Re 2020, 2/29/24	$ 724,173
13,944,962(b)(c)+	Ballybunion Re 2022, 12/31/27	264,264
8,471,244(b)(c)+	Ballybunion Re 2022-2, 5/31/28	8,602,632
1,053,631(b)(c)+	Ballybunion Re 2022-3, 6/30/28	1,090,095
19,066,714(b)(c)+	Ballybunion Re 2023, 12/31/28	19,688,936
15,000,000(b)(c)+	Gamboge Re, 3/31/29	13,679,463
4,994,779(b)(c)+	Maidstone Re 2018, 1/31/24	—
3,062,750(b)(c)+	Riviera Re 2017, 4/30/24	393,257
11,084,286(b)(c)+	Riviera Re 2018-2, 4/30/24	3,060,657
		$47,503,477

	Multiperil – Worldwide — 9.7%
5,275,000(b)(c)+	Amaranth Re 2023, 12/31/28	$ 5,055,939
10,000,000(b)(c)+	Cerulean Re 2018-B1, 7/31/24	—
2,250,000(b)(c)+	Clarendon Re 2023, 12/31/28	2,234,271
4,537,500(b)(c)+	Cypress Re 2017, 1/31/24	454
11,935,217(b)(c)+	Dartmouth Re 2018, 1/31/24	1,789,193
7,900,000(b)(c)+	Dartmouth Re 2021, 12/31/24	2,595,842
8,999,880(b)(c)+	Kingston Heath Re 2021, 12/31/24	1,658,610
7,300,000(b)(c)+	Kingston Heath Re 2022, 12/31/27	2,501,564
5,850,000(b)(c)+	Kingston Heath Re 2023, 12/31/28	5,256,610
194,000(b)(c)+	Limestone Re 2019-2, 10/1/23 (144A)	—
2,608,000(b)(c)+	Limestone Re 2019-2B, 10/1/23 (144A)	—
1,539,000(c)+	Limestone Re 2020-1, 3/1/24 (144A)	—
5,273,540(b)(c)+	Lindrick Re 2018, 6/15/24	2,598,509
10,750,000(b)(c)+	Merion Re 2023-1, 12/31/28	10,553,823
9,250,000(b)(c)+	Old Head Re 2022, 12/31/27	4,625,000
9,000,000(b)(c)+	Old Head Re 2023, 12/31/28	8,011,237
3,000,000(b)(c)+	Pine Valley Re 2023, 12/31/28	—
7,750,000(b)(c)+	Porthcawl Re 2023, 12/31/28	7,280,419
5,150,000(b)(c)+	Portsalon Re 2021, 6/30/25	3,362,424
5,000,000(b)(c)+	Resilience Re, 5/1/24	—
8,050,000(b)(c)+	Walton Health Re 2019, 6/30/24	4,250,656
5,250,000(b)(c)+	Walton Health Re 2022, 12/15/27	3,699,359
9,650,000(b)(c)+	Walton Heath Re 2021, 1/15/24	1,194,438
		$66,668,348

Pioneer ILS Interval Fund |  | 7/31/234

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – Florida — 0.1%
8,569,000(b)(c)+	Formby Re 2018, 2/29/24	$ 274,410
5,500,405(b)(c)+	Portrush Re 2017, 6/15/24	550
		$274,960

	Windstorm – U.S. Multistate — 0.0%†
5,700,000(c)+	White Heron Re 2022, 5/31/28	$ 231,990
	Windstorm – U.S. Regional — 0.2%
11,521,321(c)+	Oakmont Re 2020, 4/30/24	$ —
4,874,600(b)(c)+	Oakmont Re 2022, 4/1/28	1,533,088
		$1,533,088

	Total Collateralized Reinsurance	$116,899,553

	Reinsurance Sidecars — 63.8%
	Multiperil – U.S. — 6.0%
19,250,000(b)(c)+	Carnoustie Re 2020, 12/31/23	$ 2,220,061
21,755,605(b)(c)+	Carnoustie Re 2023, 12/31/28	23,713,610
13,440,056(c)+	Clearwater Re 2023, 3/31/29	14,514,674
33,700,000(b)(d)+	Harambee Re 2018, 12/31/24	—
27,831,163(b)(d)+	Harambee Re 2019, 12/31/24	50,096
27,000,000(b)(d)+	Harambee Re 2020, 12/31/23	380,700
		$40,879,141

	Multiperil – U.S. Regional — 0.0%†
5,110,275(b)(c)+	Brotherhood Re, 1/31/24	$ —
	Multiperil – Worldwide — 57.8%
186,581(d)+	Alturas Re 2019-3, 9/12/23	$ 17,539
2,000,000(d)+	Alturas Re 2020-3, 9/30/24	—
9,000,000(b)(d)+	Alturas Re 2021-2, 12/31/24	—
7,273,599(b)(d)+	Alturas Re 2021-3, 7/31/25	920,838
7,796,973(b)(d)+	Alturas Re 2022-2, 12/31/27	2,254,105
30,000,000(b)(c)+	Bantry Re 2021, 12/31/24	60,000
21,715,174(b)(c)+	Bantry Re 2022, 12/31/27	2,537,655
22,310,000(b)(c)+	Bantry Re 2023, 12/31/28	24,986,715
38,460,846(b)(c)+	Berwick Re 2019-1, 12/31/24	6,134,505
51,030,677(b)(c)+	Berwick Re 2020-1, 12/31/23	5,103
49,420,000(b)(c)+	Berwick Re 2022, 12/31/27	3,150,943
37,362,868(b)(c)+	Berwick Re 2023, 12/31/28	41,845,334
18,279,410(b)(c)+	Clearwater Re 2022, 3/31/28	571,888
17,060,000(c)+	Eccleston Re 2023, 11/30/28	17,557,270
2,830,000(b)(c)+	Eden Re II, 3/22/24 (144A)	1,038,610
1,988,789(b)(c)+	Eden Re II, 3/21/25 (144A)	691,701
3,340,000(b)(c)+	Eden Re II, 3/20/26 (144A)	2,031,622
5Pioneer ILS Interval Fund |  | 7/31/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
12,500,000(b)(c)+	Eden Re II, 3/19/27 (144A)	$ 13,277,500
22,970,000(b)(c)+	Gleneagles Re 2021, 12/31/24	2,297
17,548,844(b)(c)+	Gleneagles Re 2022, 12/31/27	8,674,817
47,710,184(c)+	Gullane Re 2018, 12/31/24	2,253,076
47,546,097(b)(c)+	Gullane Re 2023, 12/31/28	52,745,053
3,500,000(b)(d)+	Lion Rock Re 2020, 1/31/24	—
3,500,000(b)(d)+	Lion Rock Re 2021, 12/31/24	732,550
13,577,448(b)(d)+	Lorenz Re 2019, 6/30/24	150,710
44,514,882(c)+	Merion Re 2018-2, 12/31/24	3,115,333
47,630,000(b)(c)+	Merion Re 2021-2, 12/31/24	9,359,295
31,748,721(b)(c)+	Merion Re 2022-2, 12/31/27	30,101,327
28,383,000(b)(c)+	Pangaea Re 2021-3, 7/1/25	691,817
20,400,000(b)(c)+	Pangaea Re 2023-1, 12/31/28	22,848,000
15,829,307(c)+	Pangaea Re 2023-3, 5/31/29	16,462,479
2,767,000(b)(c)+	Phoenix 3 Re 2023-3, 1/4/27	2,932,466
3,865,000(b)(c)+	RosaPenna Re 2021, 7/31/25	154,600
1,600,000(b)(c)+	RosaPenna Re 2022, 6/30/28	1,696,800
2,495,047(c)+	Sector Re V, 3/1/24 (144A)	1,265,987
20,526(c)+	Sector Re V, 3/1/24 (144A)	495,771
944,953(c)+	Sector Re V, 3/1/24 (144A)	479,469
287,975(c)+	Sector Re V, 12/1/24 (144A)	495,720
125,000(c)+	Sector Re V, 12/1/24 (144A)	215,175
60,000(b)(c)+	Sector Re V, 12/1/26 (144A)	345,348
109,836(b)(c)+	Sector Re V, 12/1/26 (144A)	632,194
21,912(c)+	Sector Re V, 3/1/27 (144A)	2,090,247
90,673(c)+	Sector Re V, 3/1/27 (144A)	380,663
8,321,941(b)(c)+	Sector Re V, 12/1/27 (144A)	9,085,063
33,083,230(c)+	Sussex Re 2020-1, 12/31/24	43,008
35,500,000(c)+	Sussex Re 2021-1, 12/31/24	1,164,400
20,750,000(b)(c)+	Sussex Re 2022, 12/31/27	1,649,625
16,586,501(d)+	Thopas Re 2019, 12/31/24	54,735
19,180,000(d)+	Thopas Re 2020, 12/31/23	—
40,000,000(d)+	Thopas Re 2021, 12/31/24	644,000
43,771,241(d)+	Thopas Re 2022, 12/31/27	—
45,672,917(b)(d)+	Thopas Re 2023, 12/31/28	50,829,389
28,214,522(d)+	Torricelli Re 2021, 7/31/25	891,551
26,000,000(b)(d)+	Torricelli Re 2022, 6/30/28	—
27,000,000(d)+	Torricelli Re 2023, 6/30/29	27,681,480
27,500,000(b)(d)+	Viribus Re 2018, 12/31/24	—
11,676,844(b)(d)+	Viribus Re 2019, 12/31/24	82,905
17,333,977(b)(d)+	Viribus Re 2020, 12/31/23	598,022
Pioneer ILS Interval Fund |  | 7/31/236

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
18,736,586(d)+	Viribus Re 2022, 12/31/27	$ 921,840
19,000,000(d)+	Viribus Re 2023, 12/31/28	22,912,100
40,641,287(b)(c)+	Woburn Re 2018, 12/31/24	806,061
17,003,469(b)(c)+	Woburn Re 2019, 12/31/24	2,942,974
		$395,709,675

	Total Reinsurance Sidecars	$436,588,816

	Total Insurance-Linked Securities (Cost $654,910,756)	$669,107,310

Shares
	SHORT TERM INVESTMENTS — 2.1% of Net Assets
	Open-End Fund — 2.1%
14,182,343(e)	Dreyfus Government Cash Management, Institutional Shares, 5.14%	$ 14,182,343
		$14,182,343

	TOTAL SHORT TERM INVESTMENTS (Cost $14,182,343)	$14,182,343

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $669,093,099)	$683,289,653
	OTHER ASSETS AND LIABILITIES — 0.2%	$1,250,514
	net assets — 100.0%	$684,540,167

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $148,144,011, or 21.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2023.
(b)	Non-income producing security.
(c)	Issued as participation notes.
(d)	Issued as preference shares.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2023.
7Pioneer ILS Interval Fund |  | 7/31/23

+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$1,300,000	$1,311,700
Alturas Re 2019-3	6/26/2019	186,581	17,539
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-2	12/29/2020	470,315	—
Alturas Re 2021-3	7/1/2021	1,711,671	920,838
Alturas Re 2022-2	1/18/2022	2,333,766	2,254,105
Amaranth Re 2023	1/27/2023	4,409,097	5,055,939
Ballybunion Re 2020	12/31/2019	439,872	724,173
Ballybunion Re 2022	3/9/2022	22,290	264,264
Ballybunion Re 2022-2	8/9/2022	8,471,244	8,602,632
Ballybunion Re 2022-3	8/5/2022	1,053,631	1,090,095
Ballybunion Re 2023	3/20/2023	19,066,714	19,688,936
Bantry Re 2021	1/11/2021	488,562	60,000
Bantry Re 2022	2/2/2022	1,610,803	2,537,655
Bantry Re 2023	1/12/2023	22,310,000	24,986,715
Berwick Re 2019-1	12/31/2018	4,595,744	6,134,505
Berwick Re 2020-1	9/18/2020	—	5,103
Berwick Re 2022	12/28/2021	3,081,755	3,150,943
Berwick Re 2023	2/3/2023	37,362,868	41,845,334
Blue Halo Re	2/11/2022	1,250,000	1,167,875
Bonanza Re	1/27/2023	1,040,873	875,000
Bonanza Re	2/17/2023	1,631,348	1,673,640
Brotherhood Re	1/22/2018	812,866	—
Caelus Re VI	2/20/2020	2,925,899	2,853,619
Cape Lookout Re	3/16/2022	1,000,000	942,800
Cape Lookout Re	4/14/2023	2,000,000	2,021,000
Carnoustie Re 2020	7/16/2020	485,781	2,220,061
Carnoustie Re 2023	2/15/2023	21,755,605	23,713,610
Cerulean Re 2018-B1	9/10/2018	3,089,311	—
Citrus Re	4/27/2023	1,000,000	997,600
Clarendon Re 2023	3/20/2023	2,062,478	2,234,271
Clearwater Re 2022	2/10/2023	—	571,888
Clearwater Re 2023	5/3/2023	13,440,056	14,514,674
Cypress Re 2017	1/24/2017	15,250	454
Dartmouth Re 2018	1/18/2018	4,120,541	1,789,193
Dartmouth Re 2021	1/19/2021	1,053,335	2,595,842
Eccleston Re 2023	7/13/2023	17,060,000	17,557,270
Eden Re II	9/28/2020	2,528,669	1,038,610
Eden Re II	1/25/2021	1,590,234	691,701
Eden Re II	1/21/2022	2,888,343	2,031,622
Eden Re II	1/17/2023	12,500,000	13,277,500
First Coast Re III Pte	3/4/2021	7,000,000	6,617,800
FloodSmart Re	2/16/2021	9,938,687	9,621,650
FloodSmart Re	2/16/2021	3,000,000	2,439,000
FloodSmart Re	2/14/2022	5,000,000	4,873,000
Pioneer ILS Interval Fund |  | 7/31/238

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
FloodSmart Re	2/23/2023	$2,450,000	$2,522,030
FloodSmart Re	2/23/2023	750,000	759,000
Formby Re 2018	7/9/2018	26,627	274,410
Four Lakes Re	11/5/2020	3,000,000	2,939,100
Gamboge Re	4/24/2023	12,677,861	13,679,463
Gateway Re	7/14/2023	1,000,000	998,500
Gleneagles Re 2021	1/13/2021	420,351	2,297
Gleneagles Re 2022	1/18/2022	8,126,414	8,674,817
Gullane Re 2018	3/2/2018	—	2,253,076
Gullane Re 2023	1/20/2023	47,546,097	52,745,053
Harambee Re 2018	12/19/2017	715,477	—
Harambee Re 2019	12/20/2018	—	50,096
Harambee Re 2020	2/27/2020	—	380,700
Hypatia Re	3/27/2023	350,000	357,770
Integrity Re	3/23/2023	1,000,000	1,014,600
Integrity Re II Pte	3/18/2020	250,000	150,000
International Bank for Reconstruction & Development	3/17/2023	750,000	767,175
Kilimanjaro III Re	4/8/2021	2,250,000	2,135,475
Kilimanjaro III Re	4/8/2021	2,250,000	2,095,425
Kilimanjaro III Re	4/8/2021	500,000	472,000
Kingston Heath Re 2021	1/13/2021	2,759,500	1,658,610
Kingston Heath Re 2022	1/31/2022	1,576,246	2,501,564
Kingston Heath Re 2023	2/22/2023	4,457,700	5,256,610
Lightning Re	3/20/2023	2,000,000	2,055,600
Limestone Re 2019-2	12/11/2020	143,252	—
Limestone Re 2019-2B	6/20/2018	35,211	—
Limestone Re 2020-1	12/27/2019	—	—
Lindrick Re 2018	6/21/2018	2,149,522	2,598,509
Lion Rock Re 2020	3/27/2020	42,912	—
Lion Rock Re 2021	3/1/2021	1,499,604	732,550
Lorenz Re 2019	6/26/2019	2,549,871	150,710
Maidstone Re 2018	1/8/2018	1,130,274	—
Matterhorn Re	1/29/2020	4,000,000	3,280,000
Matterhorn Re	12/15/2021	250,000	223,450
Matterhorn Re	3/10/2022	4,000,000	3,828,400
Merion Re 2018-2	12/28/2017	—	3,115,333
Merion Re 2021-2	12/28/2020	12,959,835	9,359,295
Merion Re 2022-2	3/1/2022	31,748,721	30,101,327
Merion Re 2023-1	1/13/2023	9,498,865	10,553,823
Merna Re II	6/8/2021	1,749,872	1,644,650
Merna Re II	4/5/2023	1,000,000	990,800
Merna Re II	4/5/2023	2,700,000	2,796,390
Mona Lisa Re	6/22/2021	1,750,000	1,677,375
Mona Lisa Re	12/30/2022	2,000,000	2,152,000
Mystic Re IV	12/15/2020	7,000,000	6,820,800
Mystic Re IV	6/9/2021	11,983,024	11,270,400
Mystic Re IV	10/19/2021	3,435,764	4,380,765
Oakmont Re 2020	12/3/2020	—	—
9Pioneer ILS Interval Fund |  | 7/31/23

Restricted Securities	Acquisition date	Cost	Value
Oakmont Re 2022	5/9/2022	$1,121,371	$1,533,088
Old Head Re 2022	1/6/2022	6,966,675	4,625,000
Old Head Re 2023	1/11/2023	6,083,663	8,011,237
Pangaea Re 2021-3	6/17/2021	—	691,817
Pangaea Re 2023-1	1/23/2023	20,400,000	22,848,000
Pangaea Re 2023-3	7/5/2023	15,829,307	16,462,479
Phoenix 3 Re 2023-3	12/21/2020	2,480,783	2,932,466
Pine Valley Re 2023	1/24/2023	2,681,190	—
Porthcawl Re 2023	1/24/2023	6,132,150	7,280,419
Portrush Re 2017	6/12/2017	4,218,727	550
Portsalon Re 2021	8/3/2021	2,566,318	3,362,424
Portsalon Re 2022	7/20/2022	606,475	687,690
Residential Re	11/5/2019	2,498,816	2,380,750
Residential Re	10/30/2020	2,250,000	2,177,100
Residential Re	10/28/2021	4,500,000	4,283,100
Resilience Re	2/8/2017	2,413	—
Riviera Re 2017	4/13/2017	2,695,500	393,257
Riviera Re 2018-2	4/10/2018	2,851,779	3,060,657
RosaPenna Re 2021	7/16/2021	—	154,600
RosaPenna Re 2022	9/6/2022	1,600,000	1,696,800
Sakura Re	3/24/2021	4,750,000	4,665,450
Sanders Re II	3/18/2020	3,000,679	2,944,800
Sanders Re III	3/24/2023	250,000	245,975
Sector Re V	4/23/2019	1,449,280	1,265,987
Sector Re V	5/1/2019	73,763	495,771
Sector Re V	5/1/2019	644,141	479,469
Sector Re V	1/1/2020	7,619	495,720
Sector Re V	12/11/2020	20,549	215,175
Sector Re V	12/6/2021	60,000	345,348
Sector Re V	1/5/2022	109,836	632,194
Sector Re V	5/19/2022	21,912	2,090,247
Sector Re V	5/19/2022	90,673	380,663
Sector Re V	12/30/2022	8,321,941	9,085,063
Sussex Re 2020-1	1/21/2020	—	43,008
Sussex Re 2021-1	12/30/2020	876,707	1,164,400
Sussex Re 2022	1/27/2022	90,967	1,649,625
Tailwind Re	12/29/2021	2,500,000	2,397,250
Tailwind Re	12/29/2021	1,500,000	1,408,200
Tailwind Re	12/29/2021	2,500,000	2,379,500
Thopas Re 2019	12/21/2018	—	54,735
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	644,000
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	45,672,917	50,829,389
Torricelli Re 2021	7/1/2021	—	891,551
Torricelli Re 2022	7/26/2022	—	—
Torricelli Re 2023	7/26/2023	27,000,000	27,681,480
Umigame Re Pte	6/18/2021	500,000	486,600
Viribus Re 2018	12/22/2017	580,754	—
Pioneer ILS Interval Fund |  | 7/31/2310

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2019	3/25/2019	$—	$82,905
Viribus Re 2020	12/30/2019	1,667,280	598,022
Viribus Re 2022	4/11/2022	—	921,840
Viribus Re 2023	2/2/2023	19,000,000	22,912,100
Vista Re	1/30/2023	482,196	500,627
Vitality Re XIV	1/25/2023	1,000,000	1,023,200
Walton Health Re 2019	7/18/2019	2,452,325	4,250,656
Walton Health Re 2022	7/13/2022	2,952,320	3,699,359
Walton Heath Re 2021	6/28/2021	2,699,838	1,194,438
White Heron Re 2022	12/20/2022	—	231,990
Woburn Re 2018	3/20/2018	12,207,005	806,061
Woburn Re 2019	1/30/2019	2,355,698	2,942,974
Total Restricted Securities			$669,107,310
% of Net assets			97.7%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$—	$—	$687,690	$687,690
Multiperil – U.S.	—	—	47,503,477	47,503,477
Multiperil – Worldwide	—	—	66,668,348	66,668,348
Windstorm – Florida	—	—	274,960	274,960
Windstorm – U.S. Multistate	—	—	231,990	231,990
Windstorm – U.S. Regional	—	—	1,533,088	1,533,088
Reinsurance Sidecars
Multiperil – U.S.	—	—	40,879,141	40,879,141
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	395,709,675	395,709,675
All Other Insurance-Linked Securities	—	115,618,941	—	115,618,941
Open-End Fund	14,182,343	—	—	14,182,343
Total Investments in Securities	$14,182,343	$115,618,941	$553,488,369	$683,289,653
*	Securities valued at $0.
11Pioneer ILS Interval Fund |  | 7/31/23

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/22	$645,418,462
Realized gain (loss)	(20,127,949)
Changed in unrealized appreciation (depreciation)	40,523,623
Return of capital	(320,345,421)
Purchases	409,354,472
Sales	(201,334,818)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 7/31/23	$553,488,369
*	Transfers are calculated on the beginning of period value. During the period ended July 31, 2023, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2023:	$43,649,847
Pioneer ILS Interval Fund |  | 7/31/2312